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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07701
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                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE LIFESTYLE CONSERVATIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2008
(UNAUDITED)

                                                   NUMBER OF
                                                     SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY - 92.9%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                       111,501                        $1,310,134
GE International Equity Fund (Class Y)                16,356                           337,908
GE Small-Cap Value Equity Fund (Class Y)               8,231                            99,353
GE U.S. Equity Fund (Class Y)                         26,989                           657,458
                                                                                     2,404,853

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                      3,320

TOTAL INVESTMENT IN SECURITIES                                                       2,408,173
 (COST $2,555,327)

SHORT-TERM INVESTMENTS - 6.9%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                  178,974

TOTAL INVESTMENTS                                                                    2,587,147
 (COST $2,734,301)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                 2,993

                                                                                    ----------
NET ASSETS - 100.0%                                                                 $2,590,140
                                                                                    ==========

GE LIFESTYLE MODERATE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                                NUMBER OF
                                                                 SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY - 94.7%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                                   198,194                      $2,328,774
GE International Equity Fund (Class Y)                            77,570                       1,602,587
GE Small-Cap Value Equity Fund (Class Y)                          67,664                         816,709
GE U.S. Equity Fund (Class Y)                                     98,225                       2,392,759
                                                                                               7,140,829

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                7,664

TOTAL INVESTMENT IN SECURITIES                                                                 7,148,493
 (COST $7,150,667)

SHORT-TERM INVESTMENTS - 6.2%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                            465,060

TOTAL INVESTMENTS                                                                              7,613,553
 (COST $7,615,727)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.0)%                                             (75,708)

                                                                                              ----------
NET ASSETS - 100.0%                                                                           $7,537,845
                                                                                              ==========


* Less than 0.1%

GE LIFESTYLE AGGRESIVE ALLOCATION

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY - 96.8%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class Y)                             153,421                          $ 1,802,696
GE International Equity Fund (Class Y)                     137,486                            2,840,460
GE Small-Cap Value Equity Fund (Class Y)                   149,929                            1,809,650
GE U.S. Equity Fund (Class Y)                              147,055                            3,582,260
                                                                                             10,035,066

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                               5,730

TOTAL INVESTMENT IN SECURITIES                                                               10,040,796
 (COST $9,950,662)

SHORT-TERM INVESTMENTS - 3.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                           322,958

TOTAL INVESTMENTS                                                                            10,363,754
 (COST $10,273,620)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)%*                                               (894)

                                                                                            -----------
NET ASSETS - 100.0%                                                                         $10,362,860
                                                                                            ===========


* Less than 0.1%

GE LIFESTYLE CONSERVATIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                          NUMBER OF
                                                           SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY - 94.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                             154,300                          $1,814,572
GE International Equity Fund (Class A)                      23,144                             472,367
GE Small-Cap Value Equity Fund (Class A)                    12,288                             143,897
GE U.S. Equity Fund (Class A)                               38,503                             942,563
                                                                                             3,373,399

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                              4,542

TOTAL INVESTMENT IN SECURITIES                                                               3,377,941
 (COST $3,534,750)

SHORT-TERM INVESTMENTS - 7.8%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                          278,926

TOTAL INVESTMENTS                                                                            3,656,867
 (COST $3,813,676)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (2.0)%                                           (70,555)

                                                                                            ----------
NET ASSETS - 100.0%                                                                         $3,586,312
                                                                                            ==========

GE LIFESTYLE MODERATE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                            NUMBER OF
                                                             SHARES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY - 94.3%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                               486,811                          $ 5,724,900
GE International Equity Fund (Class A)                       197,111                            4,023,027
GE Small-Cap Value Equity Fund (Class A)                     169,813                            1,988,513
GE U.S. Equity Fund (Class A)                                240,721                            5,892,856
                                                                                               17,629,296

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                19,856

TOTAL INVESTMENT IN SECURITIES                                                                 17,649,152
 (COST $17,618,722)

SHORT-TERM INVESTMENTS - 5.8%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                           1,084,677

TOTAL INVESTMENTS                                                                              18,733,829
 (COST $18,703,399)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                              (29,097)

                                                                                              -----------
NET ASSETS - 100.0%                                                                           $18,704,732
                                                                                              ===========

GE LIFESTYLE AGGRESIVE STRATEGY

SCHEDULE OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

                                                         NUMBER OF
                                                          SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY - 96.8%
------------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund (Class A)                            129,527                        $1,523,243
GE International Equity Fund (Class A)                    111,925                         2,284,380
GE Small-Cap Value Equity Fund (Class A)                  134,600                         1,576,162
GE U.S. Equity Fund (Class A)                             121,100                         2,964,535
                                                                                          8,348,320

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                           5,268

TOTAL INVESTMENT IN SECURITIES                                                            8,353,588
 (COST $8,399,832)

SHORT-TERM INVESTMENTS - 3.3%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.93%                                                                                       287,430

TOTAL INVESTMENTS                                                                         8,641,018
 (COST $8,687,262)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                        (19,802)

                                                                                     ---------------
NET ASSETS - 100.0%                                                                      $8,621,216
                                                                                     ===============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Lifestyle Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  August 18, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  August 18, 2008